Note 16 - Segment Information (Table)	3 Months Ended
Mar. 31, 2011
Segment Reporting Disclosure [Abstract]
Company's assets by segment [Table Text Block]

		As of March 31, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International(see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	5,303	21,707	2,493	131	3,453	4,077	43,838	(7,402)	73,600

Cash and cash equivalents	-	-	-	-	-	-	25,998	-	25,998
Other current assets	5,303	21,707	2,493	131	3,453	4,077	17,840	(7,402)	47,602

Investments in non-consolidated
companies and other investments	-	3,153	790	861	1,040	279	127	-	6,250

Property, plant and equipment, net	136,594	50,772	25,463	334	9,487	2,870	4,850	-	230,370

Non-current assets	3,486	3,428	1,551	6	2,389	655	8,913	(97)	20,331

Total assets	145,383	79,060	30,297	1,332	16,369	7,881	57,728	(7,499)	330,551

(1)  As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		As of March 31, 2011
		International
	Exploration	Refining,
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Current assets	1,220	1,920	260	482	68	(497)	3,453

Investments in non-consolidated		34	126	15	45	117	1,040
companies and other investments	703

Property, plant and equipment, net	8,272	823	256	455	212	(531)	9,487

Non-current assets	2,529	329	111	63	1,367	(2,010)	2,389

Total assets	12,724	3,106	753	1,015	1,692	(2,921)	16,369

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230

Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567

Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941

Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

(1)  As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of December 31, 2010
	International
	Exploration	Refining
	and	Transportation	Gas
	Production	& Marketing	& Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment [Table Text Block]
Three-month period ended March 31, 2011

	Exploration and

		Refining, Transportation	Gas &		International (see separate

	Production	& Marketing	Power	Biofuel (1)	disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	23	17,732	1,876	13	3,137	9,832	-	-	32,613
Inter-segment net operating revenues	16,802	8,744	295	79	1,033	183	-	(27,136)	-

Net operating revenues	16,825	26,476	2,171	92	4,170	10,015	-	(27,136)	32,613

Cost of sales	(6,313)	(25,604)	(1,249)	(100)	(2,958)	(9,137)	-	26,328	(19,033)

Depreciation, depletion and amortization	(1,438)	(252)	(207)	(7)	(210)	(54)	(107)	-	(2,275)
Exploration, including exploratory dry holes	(470)	-	-	-	(54)	-	-	-	(524)
Impairment	-	-	-	-	-	-	-	-	-
Selling, general and administrative expenses	(109)	(728)	(206)	(20)	(220)	(511)	(561)	33	(2,322)
Research and development expenses	(168)	(51)	(9)	-	-	(1)	(67)	-	(296)
Other operating expenses	(68)	(80)	(25)	(6)	(180)	26	(450)	14	(769)

Costs and expenses	(8,566)	(26,715)	(1,696)	(133)	(3,622)	(9,677)	(1,185)	26,375	(25,219)

Operating income (loss)	8,259	(239)	475	(41)	548	338	(1,185)	(761)	7,394

Equity in results of non-consolidated companies	-	143	46	18	6	2	-	-	215
Financial income (expenses), net	-	-	-	-	-	-	1,232	-	1,232
Other taxes	(12)	(15)	(15)	-	(34)	(7)	(64)	-	(147)

Income (loss) before income taxes	8,247	(111)	506	(23)	520	333	(17)	(761)	8,694

Income tax benefits (expense)	(2,804)	86	(156)	14	(5)	(113)	670	259	(2,049)
									-
Net income (loss) for the period	5,443	(25)	350	(9)	515	220	653	(502)	6,645
									-
Less: Net income (loss) attributable to the noncontrolling interests	(4)	4	5	-	3	-	(129)	-	(121)

Net income (loss) attributable to Petrobras	5,439	(21)	355	(9)	518	220	524	(502)	6,524

(1)  As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		Three-month period ended March 31, 2011

		International

	Exploration

		Refining

Gas

	and

		Transportation	&
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	201	1,596	125	1,209	-	6	3,137
Inter-segment net operating revenues	1,059	618	11	9	-	(664)	1,033

Net operating revenues	1,260	2,214	136	1,218	-	(658)	4,170

Cost of sales	(294)	(2,055)	(97)	(1,170)	-	658	(2,958)

Depreciation, depletion and amortization	(178)	(17)	(5)	(6)	(4)	-	(210)
Exploration, including exploratory dry holes	(54)	-	-	-	-	-	(54)
Impairment	-	-	-	-	-	-	-
Selling, general and administrative expenses	(45)	(39)	(2)	(64)	(74)	4	(220)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(183)	9	5	3	(12)	(2)	(180)

Costs and expenses	(754)	(2,102)	(99)	(1,237)	(90)	660	(3,622)

Operating income (loss)	506	112	37	(19)	(90)	2	548

Equity in results of non-consolidated companies	(3)	4	8	3	(6)	-	6
Other taxes	(20)	(1)	-	(5)	(8)	-	(34)

Income (loss) before income taxes	483	115	45	(21)	(104)	2	520

Income tax benefits (expense)	(32)	6	18	(5)	8	-	(5)

Net income (loss) for the period	451	121	63	(26)	(96)	2	515

Less: Net income (loss) attributable to the noncontrolling interests	-	-	(37)	-	40	-	3

Net income (loss) attributable to Petrobras	451	121	26	(26)	(56)	2	518

		Three-month period ended March 31, 2010

	Exploration and

		Refining, Transportation	Gas &		International (see separate

	Production	& Marketing	Power	Biofuel (1)	disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	62	15,163	1,474	1	2,548	8,311	-	-	27,559
Inter-segment net operating revenues	12,913	7,602	168	58	499	176	-	(21,416)	-

Net operating revenues	12,975	22,765	1,642	59	3,047	8,487	-	(21,416)	27,559

Cost of sales	(5,129)	(20,200)	(840)	(58)	(2,174)	(7,745)	-	20,889	(15,257)

Depreciation, depletion and amortization	(1,234)	(339)	(108)	(6)	(203)	(50)	(103)	1	(2,042)
Exploration, including exploratory dry holes	(464)	-	-	-	(75)	-	-	-	(539)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(86)	(679)	(217)	(8)	(191)	(406)	(504)	39	(2,052)
Research and development expenses	(111)	(34)	(9)	-	(1)	(1)	(61)	-	(217)
Other operating expenses	(458)	7	(53)	(4)	29	30	(603)	(5)	(1,057)

Costs and expenses	(7,482)	(21,245)	(1,271)	(76)	(2,665)	(8,172)	(1,271)	20,924	(21,258)

Operating income (loss)	5,493	1,520	371	(17)	382	315	(1,271)	(492)	6,301

Equity in results of non-consolidated companies	5	(60)	37	-	6	-	-	-	(12)
Financial income (expenses), net	-	-	-	-	-	-	(278)	-	(278)
Other taxes	(10)	(14)	(5)	-	(21)	(5)	(30)	-	(85)

Income (loss) before income taxes	5,488	1,446	403	(17)	367	310	(1,579)	(492)	5,926

Income tax benefits (expense)	(1,865)	(512)	(124)	6	(65)	(105)	939	166	(1,560)

Net income for the period	3,623	934	279	(11)	302	205	(640)	(326)	4,366

Less: Net income attributable to the noncontrolling interests	11	(18)	8	-	(17)	-	(33)	-	(49)

Net income (loss) attributable for Petrobras	3,634	916	287	(11)	285	205	(673)	(326)	4,317

(1)  As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		Three-month period ended March 31, 2010

		International

	Exploration

		Refining

	and

		Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	167	1,370	118	887	-	6	2,548
Inter-segment net operating revenues	659	349	10	10	-	(529)	499

Net operating revenues	826	1,719	128	897	-	(523)	3,047

Cost of sales	(176)	(1,614)	(101)	(798)	-	515	(2,174)
Depreciation, depletion and amortization	(164)	(21)	(5)	(7)	(6)	-	(203)
Exploration, including exploratory dry holes	(75)	-	-	-	-	-	(75)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(37)	(34)	(1)	(56)	(63)	-	(191)
Research and development expenses	-	-	-	-	(1)	-	(1)
Other operating expenses	4	(15)	5	3	32	-	29

Costs and expenses	(448)	(1,734)	(102)	(858)	(38)	515	(2,665)

Operating income (loss)	378	(15)	26	39	(38)	(8)	382

Equity in results of non-consolidated companies	(1)	5	(36)	4	34	-	6
Other taxes	(11)	(1)	-	(1)	(8)	-	(21)

Income (loss) before income taxes	366	(11)	(10)	42	(12)	(8)	367

Income tax benefits (expense)	(89)	(1)	(1)	(3)	29	-	(65)

Net income for the period	277	(12)	(11)	39	17	(8)	302

Less: Net income attributable to the noncontrolling interests	-	-	(1)	-	(16)	-	(17)

Net income (loss) attributable for Petrobras	277	(12)	(12)	39	1	(8)	285

Capital expenditures incurred by segment [Table Text Block]

	Three-month periods ended March 31,
	2011	2010

Exploration and Production	4,421	4,584
Refining, Transportation & Marketing	3,724	2,951
Gas & Power	572	1,241
International
Exploration and Production	451	706
Refining, Transportation & Marketing	142	17
Distribution	6	7
Gas & Power	18	1
Others	3	-
Distribution	144	66
Biofuels	131	5
Corporate	312	205

	9,924	9,783